OTHER OPERATING EXPENSE	9 Months Ended
Mar. 27, 2021
Other Operating Expense
OTHER OPERATING EXPENSE

18.	OTHER OPERATING EXPENSE

During the three and nine months ended March 27, 2021 and March 28, 2020, other operating expense (income) consisted of the following:

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Loss on Disposals of Assets	$394,621	$-	$779,198	$226,335
Restructuring and Reorganization Expense	1,600,721	-	2,781,131	5,564,104
(Gain) Loss on Settlement of Accounts Payable	(175,951)	-	849,737	-
Loss (Gain) on Lease Terminations	160,449	-	(17,748,368)	(217,127)
Gain on Disposal of Assets Held for Sale	(255,391)	-	(10,709,999)	-
Other Expense (Income)	(165,919)	1,848,209	(769,742)	1,209,857

Total Other Operating Expense (Income)	$1,558,530	$1,848,209	$(24,818,043)	$6,783,169